Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2014
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

12.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2014	2013	2012
Voyage Expenses
Bunkers	$2,026	$(62)	$(2,149)
Commissions charged by third parties	8,245	7,939	10,273
Miscellaneous	394	242	150
Total	$10,665	$8,119	$8,274

Vessel Operating Expenses
Crew wages and related costs	$50,442	$45,451	$37,351
Insurance	6,723	6,438	4,747
Spares and consumable stores	17,106	14,825	14,996
Repairs and maintenance	8,379	5,548	6,609
Tonnage taxes (Note 15)	2,109	1,040	361
Environmental costs	1,314	2	-
Other operating expenses	850	3,907	2,229
Total	$86,923	$77,211	$66,293